Retirement Benefits - Venezuela Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 USD ($) VEF / $	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) VEF / $	Dec. 31, 2032	Mar. 31, 2016 VEF / $
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations		$ 267.3	$ 262.8	$ 283.1
Net periodic pension cost		$ 21.7	$ 23.7	$ 26.1
Discount rate		3.70%	5.10%	5.10%
Projected benefit payments		$ 232.3	$ 226.5
Venezuela
Defined Benefit Plan Disclosure [Line Items]
Decline in rate		59.00%
Exchange rate remeasurement | VEF / $		674		6.3		273
Venezuela | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations		$ 5.6	4.1	$ 6.6
Net periodic pension cost		$ 2.9	$ 2.5	$ 3.7
Discount rate		4.00%
Projected benefit payments		$ 4,400.0
Venezuelan bolívar fuerte | Venezuela
Defined Benefit Plan Disclosure [Line Items]
Exchange rate remeasurement | VEF / $		674
Venezuelan bolívar fuerte | Forecast | Venezuela
Defined Benefit Plan Disclosure [Line Items]
Inflation rate	500.00%
Decline in rate					4.00%